Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about issued and outstanding common shares [Table Text Block]
	Number of shares	Amount
	$	$
Balance, January 1, 2024	224,972,786	579,619
Issued on closing of Acquisition (note 6), net of issuance costs	28,500,000	32,449
Issued pursuant to exercise of stock options (note 17(a))	3,605,160	4,135
Balance, December 31, 2024	257,077,946	616,203
Issued pursuant to exercise of stock options (note 17(a))	2,634,495	3,011
Equity‐settled restricted share units (note 17(b))	77,996	97
Balance, December 31, 2025	259,790,437	619,311